Financial and Other Non-Current Liabilities - Summary of Debt Recorded on Statement of Financial Position (Detail) (Detail) - EUR (€)					1 Months Ended				12 Months Ended
	Jun. 30, 2017	Sep. 30, 2015	Jan. 22, 2015	Sep. 30, 2014	Apr. 30, 2018	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 4,150,000	€ 4,628,000	€ 4,809,000
Receipts									0	0	0
Repayments									(1,800,000)	(578,000)	(275,000)
Other transactions									129,000	101,000	95,000
Ending balance									2,479,000	4,150,000	4,628,000
Of which - Non-current portion									1,278,000	1,825,000	4,049,000
Of which - Current portion									1,201,000	2,325,000	578,000
3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									64,000	192,000	318,000
Receipts									0	0	0	€ 128,000	€ 256,000	€ 256,000
Repayments									(64,000)	(128,000)	(128,000)
Other transactions										1,000	2,000
Ending balance										64,000	192,000
4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									1,700,000	1,684,000	1,669,000
Receipts			€ 864,989		€ 481,162	€ 918,000	€ 903,500	€ 903,500	0	0	0
Repayments									(1,136,000)
Other transactions									60,000	16,000	16,000
Ending balance									€ 624,000	€ 1,700,000	€ 1,684,000
Stated interest rate									2.05%	2.05%	2.05%				2.05%
BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 2,386,000	€ 2,751,000	€ 2,666,000
Receipts									0	0	0
Repayments	€ (150,000)								(600,000)	(450,000)
Other transactions									69,000	84,000	85,000
Ending balance									€ 1,854,000	€ 2,386,000	€ 2,751,000
Discount rate									3.20%	3.20%	3.20%
COFACE [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance											€ 156,000
Receipts											0
Repayments											(147,000)
Other transactions											€ (9,000)
Discount rate											4.25%
Maturity (in years)											0
Bottom of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Discount rate									0.40%	0.40%	0.40%
Maturity (in years)									0	0	0
Bottom of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Discount rate									1.50%	1.50%	1.50%
Maturity (in years)									7	7	7
Bottom of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Maturity (in years)									2	2	2
Top of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Repayments		€ (32,000)		€ (64,000)
Discount rate									1.90%	1.90%	1.90%
Maturity (in years)									3	3	3
Top of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Discount rate									1.80%	1.80%	1.80%
Maturity (in years)									9	9	9
Top of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0	€ 0
Maturity (in years)									7	7	7
Scenario, Previously Reported [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 4,150,000	€ 4,627,000
Ending balance										€ 4,150,000	€ 4,627,000